RESTRUCTURING, ACQUISITION AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring, Acquisition, And Other [Abstract]
Restructuring, acquisition and other excluding Shaw Transaction-related costs	$ 276	$ 365
Shaw Transaction-related costs	130	320
Restructuring, acquisition and other	$ 406	$ 685